PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

7. PROPERTY, PLANT AND EQUIPMENT

			Leasehold	Production			ROU
Cost	Land	Building	Improvements	Equipment	Vehicles	Prototypes	Asset	Total
Balance, December 31, 2017	$12,558	$2,955,901	$43,715	$809,982	$61,517	$-	$-	$3,883,673
Additions	-	-	-	-	-	406,160	-	406,160
Disposition	-	-	-	-	(61,517)	-	-	(61,517)
Balance, December 31, 2018	$12,558	$2,955,901	$43,715	$809,982	$-	$406,160	$-	$4,228,316
Additions	-	-	-	7,166	-	564,234	117,004	688,404
Balance, December 31, 2019	$12,558	$2,955,901	$43,715	$817,148	$-	$970,394	$117,004	$4,916,720
Accumulated Amortization
Balance, December 31, 2017	$-	$410,037	$32,924	$424,664	$24,502	$-	$-	$892,127
Amortization	-	106,080	2,698	96,327	1,877	67,693	-	274,675
Disposition	-	-	-	-	(26,379)	-	-	(26,379)
Balance, December 31, 2018	$-	$516,117	$35,622	$520,991	$-	$67,693	$-	$1,140,423
Amortization	-	97,592	1,619	58,515	-	216,365	12,212	386,303
Balance, December 31, 2019	$-	$613,709	$37,241	$579,506	$-	$284,058	$12,212	$1,526,726
Carrying Value
December 31, 2019	$12,558	$2,342,192	$6,474	$237,642	$-	$686,336	$104,792	$3,389,994
December 31, 2018	$12,558	$2,439,784	$8,093	$288,991	$-	$338,467	$-	$3,087,893

Included in cost of goods sold is $131,617 (2018 - $179,645; 2017 - $186,892) of amortization related to property, plant and equipment. Included in expenses is $69,271 (2018 - $21,435; 2017 - $9,528) of amortization related to property, plant and equipment.

Included in inventory is $1,476 (2018 - $5,902; 2017 - $10,261) of amortization related to property, plant and equipment.

Included in research is $183,939 (2018 - $67,693; 2017 - $Nil ) of amortization related to property, plant and equipment, of which $11,433 (2018 - $Nil; 2017 - $Nil) relates to vehicles under lease.

Included in prototype additions are vehicles under lease of $79,668 (2018 - $Nil; 2017 - $Nil) (Note 9).